Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET
Accounts receivable consisted of the following:

	December 31, 2016	December 31, 2015
Accounts receivable	$ 35,125	$ 27,016
Less: Provision for losses on accounts receivables	(2,212)	(919)

Accounts receivable, net	$ 32,913	$ 26,097

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2014	$ (2,652)	$ (548)	$ 2,229	$ (971)
Year ended December 31, 2015	$ (971)	$ 52	$ —	$ (919)
Year ended December 31, 2016	$ (919)	$ (1,304)	$ 11	$ (2,212)

See Note 2(t) for a discussion of credit risk. For the year ended December 31, 2016, three customers accounted for 28.0%, 13.8% and 11.5% of the Company's revenue. For the year ended December 31, 2015, two customers accounted for 27.8% and 12.9% of the Company's revenue and for the year ended December 31, 2014, three customers accounted for 22.8%, 13.8% and 10.7% of the Company's revenue.